Document And Entity Information	Sep. 07, 2023
Document Information [Line Items]
Entity, Registrant Name	Ontrak, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 07, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31932
Entity, Tax Identification Number	88-0464853
Entity, Address, Address Line One	2200 Paseo Verde Parkway, Suite 280
Entity, Address, City or Town	Henderson
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89052
City Area Code	310
Local Phone Number	444-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001136174
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	OTRK
Security Exchange Name	NASDAQ
SeriesACumulativePerpetualPreferredStock950 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	9.50% Series A Cumulative Perpetual Preferred Stock
Trading Symbol	OTRKP
Security Exchange Name	NASDAQ